AB Active ETFs, Inc.

AB US Low Volatility Equity ETF

Portfolio of Investments

August 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.1%
Information Technology – 30.3%
IT Services – 1.9%
Amdocs Ltd.	7,286	$633,663
VeriSign, Inc.(a)	2,090	384,351

		1,018,014

Semiconductors & Semiconductor Equipment – 7.4%
Analog Devices, Inc.	2,080	488,467
Applied Materials, Inc.	2,593	511,495
Broadcom, Inc.	11,185	1,821,142
NVIDIA Corp.	8,472	1,011,303

		3,832,407

Software – 15.8%
Adobe, Inc.(a)	1,504	863,913
Dolby Laboratories, Inc. - Class A	4,779	341,030
Gen Digital, Inc.	10,768	284,921
Intuit, Inc.	1,301	819,968
Microsoft Corp.	10,214	4,260,668
Nice Ltd. (Sponsored ADR)(a)	899	156,192
Oracle Corp.	6,549	925,308
ServiceNow, Inc.(a)	669	571,995

		8,223,995

Technology Hardware, Storage & Peripherals – 5.2%
Apple, Inc.	10,045	2,300,305
NetApp, Inc.	3,315	400,187

		2,700,492

		15,774,908

Health Care – 15.4%
Biotechnology – 4.4%
AbbVie, Inc.	6,526	1,281,119
Gilead Sciences, Inc.	6,657	525,903
Vertex Pharmaceuticals, Inc.(a)	981	486,468

		2,293,490

Health Care Equipment & Supplies – 0.9%
Medtronic PLC	5,192	459,907

Health Care Providers & Services – 5.7%
Cencora, Inc.	1,101	263,767
Cigna Group (The)	1,578	570,936
McKesson Corp.	1,509	846,670
UnitedHealth Group, Inc.	2,200	1,298,440

		2,979,813

Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific, Inc.	304	186,981

Pharmaceuticals – 4.1%
Eli Lilly & Co.	941	903,379

Company	Shares	U.S. $ Value

Merck & Co., Inc.	10,271	$1,216,600

		2,119,979

		8,040,170

Financials – 14.9%
Banks – 2.5%
Bank of America Corp.	10,420	424,615
JPMorgan Chase & Co.	2,784	625,843
M&T Bank Corp.	1,524	262,296

		1,312,754

Capital Markets – 2.1%
Cboe Global Markets, Inc.	2,160	443,664
MSCI, Inc.	381	221,205
S&P Global, Inc.	835	428,555

		1,093,424

Financial Services – 4.8%
Fiserv, Inc.(a)	6,170	1,077,282
Mastercard, Inc. - Class A	1,033	499,290
Visa, Inc. - Class A	3,333	921,141

		2,497,713

Insurance – 5.5%
American Financial Group, Inc./OH	1,894	253,076
Everest Group Ltd.	1,501	588,752
Marsh & McLennan Cos., Inc.	3,217	731,900
Progressive Corp. (The)	2,323	585,861
Reinsurance Group of America, Inc.	1,373	303,104
Willis Towers Watson PLC	1,331	388,798

		2,851,491

		7,755,382

Communication Services – 9.6%
Diversified Telecommunication Services – 1.7%
Comcast Corp. - Class A	15,751	623,267
Verizon Communications, Inc.	6,084	254,189

		877,456

Entertainment – 0.9%
Electronic Arts, Inc.	3,024	459,104

Interactive Media & Services – 6.1%
Alphabet, Inc. - Class C	14,194	2,343,571
Meta Platforms, Inc. - Class A	1,567	816,893

		3,160,464

Media – 0.9%
New York Times Co. (The) - Class A	9,087	499,149

		4,996,173

Consumer Staples – 7.1%
Beverages – 1.6%
Coca-Cola Co. (The)	11,616	841,811

Company	Shares	U.S. $ Value

Consumer Staples Distribution & Retail – 1.9%
Koninklijke Ahold Delhaize NV (Sponsored ADR)	10,750	$368,403
Walmart, Inc.	8,123	627,339

		995,742

Household Products – 1.7%
Colgate-Palmolive Co.	3,045	324,293
Procter & Gamble Co. (The)	3,365	577,232

		901,525

Tobacco – 1.9%
Philip Morris International, Inc.	7,804	962,155

		3,701,233

Industrials – 7.0%
Aerospace & Defense – 1.1%
L3Harris Technologies, Inc.	2,487	588,598

Construction & Engineering – 0.6%
AECOM	3,379	338,373

Electrical Equipment – 0.4%
Eaton Corp. PLC	679	208,405

Professional Services – 4.9%
Automatic Data Processing, Inc.	2,632	726,195
Experian PLC (Sponsored ADR)	10,128	492,221
Genpact Ltd.	12,590	493,906
Paychex, Inc.	2,780	364,736
RELX PLC (Sponsored ADR)	5,005	233,533
Verisk Analytics, Inc.	830	226,441

		2,537,032

		3,672,408

Consumer Discretionary – 6.8%
Broadline Retail – 1.2%
Amazon.com, Inc.(a)	3,576	638,316

Hotels, Restaurants & Leisure – 3.0%
Booking Holdings, Inc.	111	433,925
Compass Group PLC (Sponsored ADR)	20,071	641,268
Yum! Brands, Inc.	3,545	478,291

		1,553,484

Specialty Retail – 2.6%
AutoZone, Inc.(a)	305	970,352
O’Reilly Automotive, Inc.(a)	200	225,994
Ulta Beauty, Inc.(a)	536	189,122

		1,385,468

		3,577,268

Utilities – 2.7%
Electric Utilities – 2.7%
American Electric Power Co., Inc.	9,954	998,187
NextEra Energy, Inc.	5,024	404,483

		1,402,670

Company	Shares	U.S. $ Value

Energy – 2.5%
Oil, Gas & Consumable Fuels – 2.5%
Exxon Mobil Corp.	2,936	$346,272
Shell PLC (ADR)	13,324	954,798

		1,301,070

Real Estate – 1.2%
Industrial REITs – 0.4%
First Industrial Realty Trust, Inc.	3,981	225,842

Specialized REITs – 0.8%
Public Storage	1,148	394,591

		620,433

Materials – 0.6%
Chemicals – 0.6%
Sherwin-Williams Co. (The)	806	297,712

Total Common Stocks (cost $43,279,940)		51,139,427

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(b) (c) (d) (cost $945,795)	945,795	945,795

Total Investments – 99.9% (cost $44,225,735)(e)		52,085,222
Other assets less liabilities – 0.1%		27,104

Net Assets – 100.0%		$52,112,326

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,047,317 and gross unrealized depreciation of investments was $(187,830), resulting in net unrealized appreciation of $7,859,487.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB US Low Volatility Equity ETF

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$51,139,427	$—	$—	$51,139,427
Short-Term Investments	945,795	—	—	945,795

Total Investments in Securities	52,085,222	—	—	52,085,222
Other Financial Instruments(b)	—	—	—	—

Total	$52,085,222	$—	$—	$52,085,222

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$246	$2,842	$2,142	$946	$27